BANK BORROWINGS (Schedule of Bank Borrowings) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
BANK BORROWINGS [Abstract]
Short-term bank borrowings	$ 463,554,185	$ 286,887,593
Current portion of long-term borrowings	48,865,064	35,328,572
Long-term bank borrowings	122,859,120	125,438,845
Total	$ 635,278,369	$ 447,655,010